UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.41%

Aerospace & Defense 3.07%

General Dynamics Corp.	23,300	$3,274
Northrop Grumman Corp.	10,500	2,166
Orbital ATK, Inc.	33,900	2,949
Raytheon Co.	17,400	2,198
United Technologies Corp.	21,700	2,265
Total		12,852

Air Freight & Logistics 0.67%

FedEx Corp.	16,900	2,790

Airlines 1.12%

Delta Air Lines, Inc.	67,000	2,792
JetBlue Airways Corp.*	95,300	1,886
Total		4,678

Auto Components 0.54%

Goodyear Tire & Rubber Co. (The)	78,000	2,260

Automobiles 0.90%

Ford Motor Co.	278,700	3,779

Banks 10.07%

BB&T Corp.	124,900	4,419
Citigroup, Inc.	262,800	12,162
Citizens Financial Group, Inc.	255,800	5,845
Fifth Third Bancorp	237,600	4,351
JPMorgan Chase & Co.	210,700	13,316
Wells Fargo & Co.	41,500	2,074
Total		42,167

Beverages 0.34%

Molson Coors Brewing Co. Class B	15,100	1,444

Capital Markets 2.27%

Ameriprise Financial, Inc.	40,300	3,865
Invesco Ltd.	182,400	5,656
Total		9,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
Chemicals 1.24%

Celanese Corp. Series A	18,200	$1,287
Huntsman Corp.	248,700	3,914
Total		5,201

Commercial Services & Supplies 0.21%

Waste Management, Inc.	15,300	900

Communications Equipment 3.08%

Cisco Systems, Inc.	264,500	7,271
Harris Corp.	32,200	2,576
Juniper Networks, Inc.	130,100	3,045
Total		12,892

Consumer Finance 2.38%

Capital One Financial Corp.	108,900	7,883
Santander Consumer USA Holdings, Inc.*	159,200	2,097
Total		9,980

Containers & Packaging 1.27%

International Paper Co.	122,700	5,309

Diversified Financial Services 2.84%

Berkshire Hathaway, Inc. Class B*	22,400	3,259
Intercontinental Exchange, Inc.	20,500	4,920
Voya Financial, Inc.	114,500	3,718
Total		11,897

Diversified Telecommunication Services 2.27%

AT&T, Inc.	244,800	9,503

Electric: Utilities 6.19%

Duke Energy Corp.	49,600	3,907
Edison International	24,600	1,739
NextEra Energy, Inc.	15,900	1,870
PG&E Corp.	132,400	7,706
PPL Corp.	244,000	9,184
Southern Co. (The)	30,100	1,508
Total		25,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.28%

National Oilwell Varco, Inc.	18,200	$656
Rowan Cos., plc Class A	175,000	3,292
Schlumberger Ltd.	69,600	5,591
Total		9,539

Food & Staples Retailing 2.81%

Sysco Corp.	39,900	1,838
Wal-Mart Stores, Inc.	35,500	2,374
Walgreens Boots Alliance, Inc.	95,200	7,548
Total		11,760

Food Products 2.32%

Bunge Ltd.	12,400	775
Ingredion, Inc.	32,200	3,706
Pinnacle Foods, Inc.	81,600	3,475
Tyson Foods, Inc. Class A	26,600	1,751
Total		9,707

Health Care Equipment & Supplies 1.23%

Medtronic plc (Ireland)(a)	33,700	2,667
Stryker Corp.	22,700	2,475
Total		5,142

Health Care Providers & Services 2.89%

Anthem, Inc.	33,200	4,674
Cardinal Health, Inc.	54,600	4,284
HCA Holdings, Inc.*	10,400	838
UnitedHealth Group, Inc.	17,700	2,331
Total		12,127

Hotels, Restaurants & Leisure 0.23%

Carnival Corp.	20,000	981

Household Durables 1.05%

Whirlpool Corp.	25,200	4,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
Household Products 1.70%

Procter & Gamble Co. (The)	89,000	$7,131

Independent Power and Renewable Electricity Producer 0.42%

AES Corp.	155,800	1,739

Industrial Conglomerates 3.42%

General Electric Co.	465,298	14,308

Information Technology Services 2.46%

Fidelity National Information Services, Inc.	131,400	8,646
International Business Machines Corp.	11,350	1,657
Total		10,303

Insurance 6.36%

Allstate Corp. (The)	99,300	6,460
AmTrust Financial Services, Inc.	33,900	842
Assurant, Inc.	47,500	4,017
Chubb Ltd. (Switzerland)(a)	69,800	8,227
Everest Re Group Ltd.	6,600	1,220
Hanover Insurance Group, Inc. (The)	19,700	1,690
Prudential Financial, Inc.	53,700	4,169
Total		26,625

Leisure Product 0.20%

Mattel, Inc.	27,600	858

Machinery 1.38%

Cummins, Inc.	49,400	5,781

Media 0.30%

Time Warner, Inc.	16,500	1,240

Multi-Line Retail 1.81%

Target Corp.	95,400	7,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 11.14%

Anadarko Petroleum Corp.	42,400	$2,237
Chevron Corp.	162,500	16,604
ConocoPhillips	134,700	6,437
Devon Energy Corp.	92,100	3,194
Exxon Mobil Corp.	129,300	11,430
Kinder Morgan, Inc.	123,900	2,201
Valero Energy Corp.	77,800	4,580
Total		46,683

Pharmaceuticals 7.07%

Johnson & Johnson	93,700	10,502
Mallinckrodt plc*	12,900	806
Merck & Co., Inc.	66,900	3,669
Pfizer, Inc.	447,900	14,651
Total		29,628

Real Estate Investment Trusts 4.79%

AvalonBay Communities, Inc.	25,500	4,508
Communications Sales & Leasing, Inc.	40,900	950
Duke Realty Corp.	38,000	831
Equity Residential	12,000	817
General Growth Properties, Inc.	163,400	4,580
Healthcare Trust of America, Inc. Class A	65,300	1,886
Prologis, Inc.	46,800	2,125
Realty Income Corp.	20,100	1,190
SL Green Realty Corp.	22,000	2,312
Starwood Property Trust, Inc.	44,000	852
Total		20,051

Semiconductors & Semiconductor Equipment 3.90%

Intel Corp.	206,200	6,244
NVIDIA Corp.	80,500	2,860
ON Semiconductor Corp.*	125,800	1,192
QUALCOMM, Inc.	119,800	6,052
Total		16,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
Software 1.48%

Activision Blizzard, Inc.	99,300	$3,423
Microsoft Corp.	55,900	2,788
Total		6,211

Trading Companies & Distributors 0.69%

Air Lease Corp.	95,400	2,908

Wireless Telecommunication Services 1.02%

T-Mobile US, Inc.*	108,900	4,278
Total Investments in Common Stocks (cost $424,615,888)		416,407

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.53%

Repurchase Agreement

Repurchase Agreement dated 4/29/2016, 0.03% due 5/2/2016 with Fixed Income Clearing Corp. collateralized by $2,270,000 of U.S. Treasury Note at 0.50% due 11/30/2016; value: $2,272,838; proceeds: $2,227,364 (cost $2,227,359)	$2,227	2,227

Total Investments in Securities 99.94% (cost $426,843,246)		418,634

Other Assets in Excess of Liabilities(b) 0.06%		259

Net Assets 100.00%		$418,893

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at April 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	June 2016	20	Long	$2,059,100	$(10,004)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$416,407	$—	$—	$416,407
Repurchase Agreement	—	2,227	—	2,227
Total	$416,407	$2,227	$—	$418,634
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(10)	—	—	(10)
Total	$(10)	$—	$—	$(10)

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.54%

Aerospace & Defense 1.61%

BWX Technologies, Inc.	118,600	$3,960
Orbital ATK, Inc.	109,700	9,544
Total		13,504

Airlines 0.77%

JetBlue Airways Corp.*	325,600	6,444

Auto Components 0.95%

Lear Corp.	69,400	7,990

Banks 6.77%

CIT Group, Inc.	116,800	4,038
Citizens Financial Group, Inc.	595,400	13,605
Comerica, Inc.	38,100	1,692
Fifth Third Bancorp	916,700	16,785
First Republic Bank	24,500	1,723
M&T Bank Corp.	145,500	17,215
People’s United Financial, Inc.	104,400	1,618
Total		56,676

Capital Markets 2.83%

Ameriprise Financial, Inc.	64,800	6,214
Invesco Ltd.	563,200	17,465
Total		23,679

Chemicals 3.57%

Albemarle Corp.	28,600	1,892
Celanese Corp. Series A	163,600	11,567
CF Industries Holdings, Inc.	126,050	4,169
Huntsman Corp.	777,788	12,242
Total		29,870

Commercial Services & Supplies 2.47%

KAR Auction Services, Inc.	290,100	10,908
Pitney Bowes, Inc.	144,700	3,034
R.R. Donnelley & Sons Co.	386,800	6,730
Total		20,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
Communications Equipment 2.40%

Harris Corp.	150,800	$12,065
Juniper Networks, Inc.	343,400	8,036
Total		20,101

Construction Materials 0.69%

Vulcan Materials Co.	54,000	5,812

Consumer Finance 0.84%

Santander Consumer USA Holdings, Inc.*	533,500	7,026

Containers & Packaging 1.43%

International Paper Co.	233,600	10,108
WestRock Co.	45,500	1,904
Total		12,012

Diversified Telecommunication Services 1.15%

CenturyLink, Inc.	234,100	7,246
Level 3 Communications, Inc.*	46,100	2,409
Total		9,655

Electric: Utilities 5.91%

Edison International	157,500	11,137
FirstEnergy Corp.	58,600	1,910
Great Plains Energy, Inc.	198,100	6,186
PPL Corp.	348,350	13,112
Westar Energy, Inc.	262,100	13,527
Xcel Energy, Inc.	89,200	3,571
Total		49,443

Electronic Equipment, Instruments & Components 0.47%

Jabil Circuit, Inc.	224,700	3,901

Energy Equipment & Services 2.13%

National Oilwell Varco, Inc.	190,700	6,873
Rowan Cos., plc Class A	581,600	10,940
Total		17,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
Food & Staples Retailing 0.54%

Sysco Corp.	98,300	$4,529

Food Products 4.17%

Bunge Ltd.	84,900	5,306
Ingredion, Inc.	88,500	10,185
J.M. Smucker Co. (The)	22,000	2,794
Pinnacle Foods, Inc.	191,400	8,152
Tyson Foods, Inc. Class A	128,200	8,438
Total		34,875

Health Care Equipment & Supplies 0.78%

Hill-Rom Holdings, Inc.	101,400	4,903
Teleflex, Inc.	10,700	1,667
Total		6,570

Health Care Providers & Services 2.17%

Cigna Corp.	40,400	5,597
Laboratory Corp. of America Holdings*	35,600	4,461
Quest Diagnostics, Inc.	108,400	8,149
Total		18,207

Hotels, Restaurants & Leisure 1.86%

Darden Restaurants, Inc.	165,000	10,271
Royal Caribbean Cruises Ltd.	68,600	5,310
Total		15,581

Household Durables 2.75%

Lennar Corp. Class A	48,000	2,175
Toll Brothers, Inc.*	138,700	3,786
Whirlpool Corp.	97,800	17,031
Total		22,992

Independent Power and Renewable Electricity Producer 1.29%

AES Corp.	969,700	10,822

Industrial Conglomerates 0.68%

Carlisle Cos., Inc.	55,500	5,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
Information Technology Services 2.33%

Fidelity National Information Services, Inc.	223,600	$14,713
Leidos Holdings, Inc.	96,000	4,762
Total		19,475

Insurance 8.38%

AmTrust Financial Services, Inc.	243,100	6,041
Aspen Insurance Holdings Ltd.	69,100	3,203
AXIS Capital Holdings Ltd.	69,500	3,702
Endurance Specialty Holdings Ltd.	95,700	6,123
Everest Re Group Ltd.	61,700	11,408
Hanover Insurance Group, Inc. (The)	64,100	5,497
Hartford Financial Services Group, Inc. (The)	243,108	10,789
Reinsurance Group of America, Inc.	50,798	4,837
Validus Holdings Ltd.	80,600	3,715
XL Group plc (Ireland)(a)	453,300	14,837
Total		70,152

Life Sciences Tools & Services 0.79%

Agilent Technologies, Inc.	161,400	6,604

Machinery 3.29%

Ingersoll-Rand plc	63,200	4,142
Stanley Black & Decker, Inc.	130,700	14,628
Timken Co. (The)	60,100	2,141
Trinity Industries, Inc.	339,200	6,618
Total		27,529

Media 0.45%

TEGNA, Inc.	160,200	3,742

Metals & Mining 0.85%

Steel Dynamics, Inc.	280,800	7,079

Multi-Line Retail 1.17%

J.C. Penney Co., Inc.*	422,100	3,917
Kohl’s Corp.	133,200	5,901
Total		9,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
Multi-Utilities 5.15%

Consolidated Edison, Inc.	119,600	$8,922
Public Service Enterprise Group, Inc.	334,400	15,426
SCANA Corp.	205,146	14,092
Sempra Energy	45,200	4,671
Total		43,111

Oil, Gas & Consumable Fuels 7.08%

Cheniere Energy, Inc.*	85,900	3,340
Cimarex Energy Co.	76,400	8,318
Continental Resources, Inc.*	144,800	5,395
EQT Corp.	87,600	6,141
Hess Corp.	176,400	10,517
Marathon Oil Corp.	354,900	5,001
Murphy Oil Corp.	113,000	4,039
PBF Energy, Inc. Class A	70,800	2,278
Pioneer Natural Resources Co.	52,500	8,720
Tesoro Corp.	42,900	3,419
Whiting Petroleum Corp.*	171,700	2,060
Total		59,228

Pharmaceuticals 1.41%

Mallinckrodt plc*	188,900	11,810

Real Estate Investment Trusts 13.94%

Alexandria Real Estate Equities, Inc.	91,700	8,524
Annaly Capital Management, Inc.	496,700	5,176
AvalonBay Communities, Inc.	37,900	6,700
Boston Properties, Inc.	14,100	1,817
Camden Property Trust	108,000	8,719
Duke Realty Corp.	409,000	8,945
Essex Property Trust, Inc.	8,100	1,786
General Growth Properties, Inc.	432,600	12,126
HCP, Inc.	132,700	4,489
Healthcare Trust of America, Inc. Class A	260,800	7,534
Host Hotels & Resorts, Inc.	204,000	3,227
Kimco Realty Corp.	400,900	11,273
Liberty Property Trust	48,800	1,703
Mid-America Apartment Communities, Inc.	65,800	6,298
Prologis, Inc.	144,700	6,571
Realty Income Corp.	56,700	3,357
SL Green Realty Corp.	23,500	2,469
Starwood Property Trust, Inc.	88,300	1,709
Vornado Realty Trust	68,100	6,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2016

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts (continued)

Welltower, Inc.	46,600	$3,235
Weyerhaeuser Co.	141,800	4,555
Total		116,732

Real Estate Management & Development 0.41%

Realogy Holdings Corp.*	95,700	3,420

Semiconductors & Semiconductor Equipment 3.25%

Cypress Semiconductor Corp.	454,000	4,100
NVIDIA Corp.	295,200	10,488
ON Semiconductor Corp.*	1,335,200	12,644
Total		27,232

Software 1.21%

Activision Blizzard, Inc.	293,700	10,124

Specialty Retail 0.31%

Penske Automotive Group, Inc.	66,200	2,590

Trading Companies & Distributors 0.87%

Air Lease Corp.	238,800	7,279

Water Utilities 0.42%

American Water Works Co., Inc.	48,400	3,522

Total Investments in Common Stocks (cost $866,909,826)		833,276

Other Assets in Excess of Liabilities(b) 0.46%		3,868

Net Assets 100.00%		$837,144

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at April 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	June 2016	32	Long	$3,294,560	$(41,432)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$833,276	$—	$—	$833,276
Total	$833,276	$—	$—	$833,276
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(41)	—	—	(41)
Total	$(41)	$—	$—	$(41)

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of April 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$429,087,285	$869,902,617
Gross unrealized gain	17,403,885	40,558,741
Gross unrealized loss	(27,857,602)	(77,185,788)
Net unrealized security loss	$(10,453,717)	$(36,627,047)

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

4.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the period ended April 30, 2016 (as described in note 2(c)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2016, Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund had index futures contracts with a cumulative unrealized depreciation of $10,004 and $41,432, respectively, which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 24, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 24, 2016